NUCLEAR FUEL INVENTORY	12 Months Ended
Dec. 31, 2018
NUCLEAR FUEL INVENTORY
NUCLEAR FUEL INVENTORY

NOTE 12 - NUCLEAR FUEL INVENTORY

The composition of the long-term nuclear fuel inventory for the operation of Angra 1 NPP and Angra 2 NPP is presented below:

	12/31/2018	12/31/2017
CURRENT
Elements ready	510,638	465,152
	510,638	465,152
NON-CURRENT
Elements ready	373,108	318,229
Uranium concentrate	187,394	194,047
Ongoing - nuclear fuel	267,908	318,732
	828,410	831,008
TOTAL	1,339,048	1,296,160

Inventories are stated at cost or net realizable value, whichever is lower, and segregated as follows:

a)  Uranium concentrate and ongoing services (for the conversion of uranium concentrate into nuclear fuel elements) are recorded at acquisition cost;

b)  Nuclear fuel elements - are available in the reactor core and the Used Fuel Pool inventory (PCU), allocated  to the results for year on the basis of their use in the electricity power generation process.